Warrants - Details of accounting for warrants to purchase ordinary shares (Detail) - 9 months ended Sep. 30, 2020 - Warrants to purchase ordinary shares [Member] ¥ in Thousands	CNY (¥) shares	$ / shares
Class of Warrant or Right [Line Items]
Class Of Warrant or Rights Exercisable Term	12 months
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 19.57
Class of Warrant or Right, Outstanding | shares	3,744,032
Warrants and Rights Outstanding | ¥	¥ 71,874